Fair Value Disclosures - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Asset Impairment Charges [Abstract]
Collateral dependent loans, carrying amount	$ 5.5	$ 2.0
Collateral dependent loans, valuation allowance	2.3	1.3
Accounts receivable, credit loss expense (reversal)	$ 0.2	$ 1.1	$ 1.5